INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details
Current Operations	$ 8,215	$ 20,860
Less: valuation allowance	(8,215)	(20,860)
Net provision for Federal income taxes